Share-Based Compensation	6 Months Ended
Jun. 30, 2020
Share-Based Compensation
18.	Share-based compensation
Compensation expense recognized for share-based awards granted by JOYY and Huya, respectively, was as follows:

	For the six months ended June 30,
	2019	2020
	RMB	RMB
Share-based compensation expenses
—Related to JOYY’s Share-based Awards	1,410	—
—Related to Huya Share-based Awards	115,025	218,057

Total	116,435	218,057

There was no capitalized share-based compensation expense for the periods presented.

(a)	JOYY’s Share-based Awards
Certain of the Group’s employees were granted awards under the 2011 Share Incentive Scheme of JOYY. The share-based compensation expense arising from such grants was allocated to the Group and recognized as share-based compensation expense in the Group’s consolidated statements of comprehensive income.
As of June 30, 2020, there was no unrecognized compensation expense since all the JOYY’s Share-Based Awards have been vested.

(b)	Huya Share-based Awards
Huya amended and restated 2017 Share Incentive Plan
On July 10, 2017, the Board of Directors of the Company approved the establishment of 2017 Share Incentive Plan, the purpose of which is to provide an incentive for employees contributing to the Group. The 2017 Share Incentive Plan shall be valid and effective for 10 years from the grant date. The maximum number of shares that may be issued pursuant to all awards under 2017 Share Incentive Plan shall be 17,647,058 shares. On March 31, 2018, the Board of Directors approved the amended and restated 2017 Share Incentive Plan. The maximum number of shares that may be issued has been increased from 17,647,058 shares to 28,394,117 shares, including incentive share options and restricted share units.
(i) Options
Grant of options
During the six months ended June 30, 2019 and 2020, no share option was granted.
Vesting of options
There are three types of vesting schedule, which are: i) 50% of the options will be vested after 24 months of the grant date and the remaining 50% will be vested in two equal installments over the following 24 months, ii) options will be vested in four equal installments over the following 48 months, and iii) options will be vested in four equal installments over the following 24 months.
These options shall (i) be exercisable during its term cumulatively according to the vesting schedule set out in the grant notice and with the applicable provisions of the amended and restated 2017 Share Incentive Plan, provided that the performance conditions otherwise agreed by the parties (if any) to which the option is subject have been fulfilled upon each corresponding vesting date; (ii) be deemed vested and exercisable immediately in the event of a change of control, regardless of the vesting schedule; (iii) be exercisable upon any arrangement as otherwise agreed by the parties based on their discussion in good faith.
Movements in the number of share options granted and their related weighted average exercise prices are as follows:

	Number of options	Weighted average exercise price (US$)	Weighted average remaining contractual life (years)
As at December 31, 2018	17,520,555	2.5210	8.82
Forfeited	(5,750)	2.5500
Exercised	(714,000)	2.2298

As at June 30, 2019	16,800,805		8.32

As at December 31, 2019	15,251,661	2.5458	7.84
Forfeited	(18,000)	2.5500
Exercised	(1,605,752)	2.5500

As at June 30, 2020	13,627,909		7.37

Expected to vest at June 30, 2020	—	—	—
Exercisable as at June 30, 2020	13,627,909	2.5453	7.37
Forfeitures are estimated at the time of grant. If necessary, forfeitures are revised in subsequent periods if actual forfeitures differ from those estimates.
For the six months ended June 30, 2019 and 2020, the Group recorded share-based compensation of RMB62,618 and RMB75,699 related to the share options, including share-based compensation expense of RMB57,737 immediately recognized upon a change of control on April 3, 2020 as detailed in Note 1(a).
As of June 30, 2020, there was no unrecognized compensation expense since all the options have been vested.
(ii) Restricted share units
Grant of restricted share units
During the six months ended June 30, 2019 and 2020, the Company granted 413,000 and 2,126,452 restricted share units to employees pursuant to the amended and restated 2017 Share Incentive Plan.
Vesting of restricted share units
There are three

main
types of vesting schedule, which are: i) 50% of the restricted share units will be vested after 24 months of the grant date and the remaining 50% will be vested in two equal installments over the following 24 months, ii) restricted share units will be vested in four equal installments over the following 48 months
, and iii) 25% of the restricted share units will be vested after 6 months of the grant date and the remaining 75% will be vested in three equal installments over the following 36 months.
The following table summarizes the activity of restricted share units for the six months ended June 30, 2019 and 2020:

	Number of restricted shares	Weighted average grant-date fair value (US$)
Outstanding, December 31, 2018	4,107,185	9.0331
Granted	413,000	21.9009
Forfeited	(62,000)	8.1384
Vested	(465,000)	7.1600

Outstanding, June 30, 2019	3,993,185	10.5960

Outstanding, December 31, 2019	6,279,848	15.4350
Granted	2,126,452	15.7608
Forfeited	(274,570)	16.8622
Vested	(1,540,141)	10.0049

Outstanding, June 30, 2020	6,591,589	16.6036

Expected to vest at June 30, 2020	6,071,452	16.4559
For the six months ended June 30, 2019 and 2020, the Company recorded share-based compensation of RMB52,407 and RMB142,358 related to the restricted share units using the graded vesting attribution method.
As of June 30, 2020, total unrecognized compensation expense relating to the restricted share units was RMB443,180. The expense is expected to be recognized over a weighted average period of 1.15 year using the graded-vesting attribution method.

Douyu [Member]
Share-Based Compensation
7.	Share-based compensation
I.
Non-vested
Gogo Glocal restricted shares
A summary of
non-vested
restricted share activities during the six months ended June 30, 2020 is presented below:

	Number of shares	Weighted average grant-date fair value
Outstanding as of December 31, 2019	2,049,466	31.50
Vested	(62,105)	31.50
Forfeited (1)	(1,429,906)	31.50
Cancellation (2)	(557,455)	31.50

Outstanding as of June 30, 2020	—	—

(1)
In February 2020, the Group repurchased 1,429,906 shares of unvested restricted shares from one of the Gogo Glocal’s founders with a consideration of US$1 due to the early termination of his requisite employment service, which was considered as a forfeiture of the unvested restricted shares.

(2)
In February 2020, the Group canceled 557,455 unvested restricted shares granted. The corresponding unrecognized share-based compensation expense of RMB7,451,210 was immediately recognized in the condensed consolidated statement of comprehensive income for the six months ended June 30, 2020.

As of June 30, 2020, the total unrecognized share-based compensation expense was nil.
For the six months ended June 30, 2019 and 2020, the Group recorded compensation expenses of RMB45,212,932 and RMB8,029,560, respectively.
II. Restricted share units
A summary of restricted share unit activities during the six months ended June 30, 2020 is presented below:

	Number of restricted shares	Weighted average grant-date fair value	Weighted average remaining contractual life
		RMB	Years
Outstanding as of December 31, 2019	1,794,586	274.55	2.58
Vested	(347,067)	274.55
Forfeited	(2,881)	274.55

Outstanding as of June 30, 2020	1,444,638	274.55	2.08

The Group has recorded compensation expenses of nil and RMB67,298,503 for the six months ended June 30, 2019 and 2020 relating to these restricted share units. As of June 30, 2020, there were RMB275,210,925, unrecognized share-based compensation expenses related to the restricted share units.